Other Income and Other Expense - Major Expense Classifications Comprising of Other Expense Line Item in Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Advertising	$ 642	$ 551	$ 640
Office Supplies	1,171	973	975
Professional fees	1,027	1,668	561
FDIC and State Assessment	669	274	350
Telephone Expense	578	501	520
Postage and Freight	548	(49)	567
Loan Collection Expense	236	286	288
Other Losses	291	73	243
Debit Card/ATM expense	612	551	471
Travel and Convention	129	200	207
Other expenses	2,687	2,402	2,582
Total Other Expense	$ 8,590	$ 7,430	$ 7,404